FINANCIAL RISK MANAGEMENT (Details)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CAD ($)	May 01, 2021 CAD ($)	Jul. 31, 2020 USD ($)
Statement [Line Items]
Amounts payable and other liabilities	$ 188,135		$ 24,243
Due to related party	102,820		25,367
Lease liability	41,333	$ 48,799	48,799	$ 49,475	$ 0
Total	332,288		98,409
Within One Year
Statement [Line Items]
Amounts payable and other liabilities	188,135		24,243
Due to related party	102,820		25,367
Lease liability	8,580		7,466
Total	299,535		57,076
One to Five Years
Statement [Line Items]
Amounts payable and other liabilities	0		0
Due to related party	0		0
Lease liability	32,753		41,333
Total	$ 32,753		$ 41,333